Revenue (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

Revenue disaggregated by end market in each of our reporting segments was as follows:

(in thousands)	Three Months Ended September 30, 2018	Nine Months Ended September 30, 2018
Drilling Technologies	$75,254	$209,727
Production & Automation Technologies:
Artificial lift	188,005	544,566
Digital products	31,114	85,347
Other production equipment	22,380	68,922
Intra-segment eliminations	(285)	(2,244)

	241,214	696,591

Total revenue	$316,468	$906,318

Revenue disaggregated by geography was as follows:

(in thousands)	Three Months Ended September 30, 2018	Nine Months Ended September 30, 2018
United States	$252,747	$713,373
Canada	20,759	58,639
Middle East	13,645	40,091
Europe	7,625	27,805
Latin America	8,364	25,097
Asia-Pacific	3,715	13,900
Other	9,613	27,413

Total revenue	$316,468	$906,318

Schedule of Contract Balances

Contract assets and contract liabilities from contracts with customers were as follows:

(in thousands)	September 30, 2018	January 1, 2018
Contract assets	$3,475	$4,733
Contract liabilities — current	6,827	4,487